Annual Report

December 31, 2007

Nationwide® Multi-Flex Variable Account

APO–724–12/07

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp) 108,759 shares (cost $2,308,416)	$3,194,237
AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth) 15,010 shares (cost $346,705)	361,139
AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE) 56,817 shares (cost $1,605,715)	1,243,162
AIM VIF – International Growth Fund – Series I (AIMIntGr) 68,168 shares (cost $1,869,861)	2,292,469
American Century VP – Balanced Fund – Class I (ACVPBal) 777,297 shares (cost $5,470,423)	5,697,584
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 1,207,809 shares (cost $10,667,581)	19,300,781
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 719,501 shares (cost $4,682,934)	6,086,983
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 1,678,342 shares (cost $48,417,034)	62,769,974
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 202,755 shares (cost $7,138,364)	9,095,616
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd) 1,566,338 shares (cost $57,845,450)	50,655,377
Dreyfus VIF – Quality Bond Portfolio – Initial Shares (DryVQualBd) 734,237 shares (cost $8,334,637)	8,135,349
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 3,382,594 shares (cost $78,313,775)	80,877,806
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 2,534,715 shares (cost $15,878,412)	15,157,594
Fidelity® VIP II – Contrafund ® Portfolio – Service Class 2 (FidVIPConS2) 178,571 shares (cost $5,583,684)	4,903,568
Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec) 1,563,637 shares (cost $20,072,112)	32,179,649
Janus Aspen Series – International Growth Portfolio – Institutional Shares (JAspIntGro) 416,705 shares (cost $12,203,411)	27,214,991
Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 143,455 shares (cost $1,134,909)	1,095,997
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 2,969,334 shares (cost $35,038,901)	34,533,358
Nationwide VIT – Growth Fund – Class I (NVITGrowth) 470,810 shares (cost $4,744,125)	6,826,748
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 13,530,190 shares (cost $13,530,190)	13,530,190

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 9,334,076 shares (cost $101,370,858)	$126,850,091
Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal) 1,355,258 shares (cost $12,933,677)	17,726,784
Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 13,478 shares (cost $286,493)	279,939
PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet) 30,628 shares (cost $369,101)	384,991
PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet) 78,781 shares (cost $800,460)	826,411
Royce Capital Fund – Micro-Cap Portfolio (RCFMicroCap) 92,859 shares (cost $1,379,844)	1,250,806
SBL Fund – Series D (Global Series) (SBLGlob) 80,389 shares (cost $908,521)	965,469
SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr) 9,493 shares (cost $289,424)	265,792
SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 38,284 shares (cost $738,762)	753,044
SBL Fund – Series O (Equity Income Series) (SBLEqInc) 60,109 shares (cost $1,401,884)	1,404,758
SBL Fund – Series P (High Yield Series) (SBLHighYld) 36,296 shares (cost $689,645)	696,150
SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 37,777 shares (cost $1,046,193)	1,088,736
SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 75,906 shares (cost $3,592,795)	3,616,193
SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 12,111 shares (cost $235,804)	246,461
SBL Fund – Series Y (Select 25 Series) (SBLSel25) 1,858 shares (cost $19,341)	18,893
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 733,379 shares (cost $19,227,724)	22,368,060
Wells Fargo AVT – Opportunity FundSM (WFVOpp) 1,457,937 shares (cost $29,782,881)	32,118,341

Total investments	596,013,490
Accounts receivable	–

Total assets	596,013,490
Accounts payable	75,102

Contract owners’ equity (note 4)	$595,938,388

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMCapAp	AIMGlobHlth	AIMGlobRE	AIMIntGr	ACVPBal	ACVPCapAp	ACVPIncGr
Reinvested dividends	$10,506,262	–	–	76,697	9,432	126,955	–	125,832
Mortality and expense risk charges (note 2)	(8,017,159)	(42,207)	(2,003)	(13,716)	(30,465)	(77,063)	(218,543)	(83,880)

Net investment income (loss)	2,489,103	(42,207)	(2,003)	62,981	(21,033)	49,892	(218,543)	41,952

Proceeds from mutual fund shares sold	115,352,760	851,967	68,549	560,383	920,685	1,530,971	3,344,258	1,214,403
Cost of mutual fund shares sold	(96,641,195)	(613,704)	(60,530)	(504,227)	(573,867)	(1,451,591)	(2,002,396)	(874,209)

Realized gain (loss) on investments	18,711,565	238,263	8,019	56,156	346,818	79,380	1,341,862	340,194
Change in unrealized gain (loss) on investments	(17,418,495)	139,232	8,986	(406,471)	(31,119)	(219,771)	4,989,994	(443,105)

Net gain (loss) on investments	1,293,070	377,495	17,005	(350,315)	315,699	(140,391)	6,331,856	(102,911)

Reinvested capital gains	29,689,003	–	–	183,059	–	309,100	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$33,471,176	335,288	15,002	(104,275)	294,666	218,601	6,113,313	(60,959)

Investment activity:	DryStkIx	DryVApp	DryVDevLd	DryVQualBd	FidVIPEI	FidVIPHI	FidVIPConS2	FrVIPForSec
Reinvested dividends	$1,137,478	140,523	470,010	461,254	1,547,595	1,272,034	36,412	703,146
Mortality and expense risk charges (note 2)	(853,290)	(112,296)	(774,388)	(120,814)	(1,135,380)	(202,831)	(49,965)	(410,203)

Net investment income (loss)	284,188	28,227	(304,378)	340,440	412,215	1,069,203	(13,553)	292,943

Proceeds from mutual fund shares sold	10,364,563	1,666,350	10,743,636	3,127,406	12,035,813	2,171,890	879,634	5,315,440
Cost of mutual fund shares sold	(8,107,176)	(1,303,830)	(10,565,851)	(3,232,315)	(10,071,268)	(2,283,215)	(856,634)	(3,344,340)

Realized gain (loss) on investments	2,257,387	362,520	177,785	(104,909)	1,964,545	(111,325)	23,000	1,971,100
Change in unrealized gain (loss) on investments	187,977	118,160	(15,241,675)	(22,252)	(8,587,827)	(707,506)	(663,794)	620,405

Net gain (loss) on investments	2,445,364	480,680	(15,063,890)	(127,161)	(6,623,282)	(818,831)	(640,794)	2,591,505

Reinvested capital gains	–	–	8,217,467	–	6,824,225	–	1,241,253	1,455,952

Net increase (decrease) in contract owners’ equity resulting from operations	$2,729,552	508,907	(7,150,801)	213,279	613,158	250,372	586,906	4,340,400

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspIntGro	NVITFHiInc	NVITGvtBd	NVITGrowth	NVITMyMkt	NVITNWFund	NBTBal	NBTAPart
Reinvested dividends	$157,873	87,570	1,498,173	11,986	619,106	1,405,525	203,824	1,957
Mortality and expense risk charges (note 2)	(318,170)	(15,248)	(441,187)	(94,460)	(171,488)	(1,756,714)	(229,417)	(3,217)

Net investment income (loss)	(160,297)	72,322	1,056,986	(82,474)	447,618	(351,189)	(25,593)	(1,260)

Proceeds from mutual fund shares sold	4,543,500	485,087	5,909,406	2,176,682	7,184,780	24,486,786	2,922,461	77,870
Cost of mutual fund shares sold	(1,830,683)	(497,786)	(5,867,341)	(1,623,187)	(7,184,780)	(19,800,746)	(2,253,218)	(78,905)

Realized gain (loss) on investments	2,712,817	(12,699)	42,065	553,495	–	4,686,040	669,243	(1,035)
Change in unrealized gain (loss) on investments	3,335,740	(38,165)	793,451	722,023	–	(1,580,170)	1,726,704	(8,298)

Net gain (loss) on investments	6,048,557	(50,864)	835,516	1,275,518	–	3,105,870	2,395,947	(9,333)

Reinvested capital gains	–	–	–	–	–	6,417,152	–	30,622

Net increase (decrease) in contract owners’ equity resulting from operations	$5,888,260	21,458	1,892,502	1,193,044	447,618	9,171,833	2,370,354	20,029

Investment activity:	PVITRealRet	PVITTotRet	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld
Reinvested dividends	$26,501	31,786	18,856	–	–	–	–	–
Mortality and expense risk charges (note 2)	(7,165)	(8,327)	(12,185)	(10,911)	(3,060)	(6,457)	(19,560)	(9,214)

Net investment income (loss)	19,336	23,459	6,671	(10,911)	(3,060)	(6,457)	(19,560)	(9,214)

Proceeds from mutual fund shares sold	503,132	264,915	208,503	396,005	40,393	296,095	662,558	506,095
Cost of mutual fund shares sold	(514,062)	(261,390)	(190,388)	(328,605)	(39,236)	(261,499)	(560,475)	(467,297)

Realized gain (loss) on investments	(10,930)	3,525	18,115	67,400	1,157	34,596	102,083	38,798
Change in unrealized gain (loss) on investments	32,262	24,896	(139,147)	9,097	(30,569)	(6,008)	(58,223)	(25,794)

Net gain (loss) on investments	21,332	28,421	(121,032)	76,497	(29,412)	28,588	43,860	13,004

Reinvested capital gains	–	1,400	107,444	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$40,668	53,280	(6,917)	65,586	(32,472)	22,131	24,300	3,790

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	DrySRGro	WFVOpp
Reinvested dividends	$–	–	–	–	126,583	209,154
Mortality and expense risk charges (note 2)	(10,131)	(35,372)	(2,588)	(276)	(295,794)	(439,174)

Net investment income (loss)	(10,131)	(35,372)	(2,588)	(276)	(169,211)	(230,020)

Proceeds from mutual fund shares sold	129,242	620,184	25,139	5,597	3,431,886	5,680,496
Cost of mutual fund shares sold	(109,172)	(529,166)	(21,056)	(5,000)	(3,099,125)	(5,272,925)

Realized gain (loss) on investments	20,070	91,018	4,083	597	332,761	407,571
Change in unrealized gain (loss) on investments	23,649	(70,857)	4,303	(1,672)	1,313,629	(3,186,580)

Net gain (loss) on investments	43,719	20,161	8,386	(1,075)	1,646,390	(2,779,009)

Reinvested capital gains	–	–	–	–	–	4,901,329

Net increase (decrease) in contract owners’ equity resulting from operations	$33,588	(15,211)	5,798	(1,351)	1,477,179	1,892,300

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMCapAp		AIMGlobHlth		AIMGlobRE
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,489,103	3,204,573	(42,207)	(43,838)	(2,003)	(525)	62,981	3,181
Realized gain (loss) on investments	18,711,565	11,476,897	238,263	112,963	8,019	936	56,156	11,234
Change in unrealized gain (loss) on investments	(17,418,495)	35,190,421	139,232	93,810	8,986	5,448	(406,471)	43,918
Reinvested capital gains	29,689,003	21,458,133	–	–	–	–	183,059	17,562

Net increase (decrease) in contract owners’ equity resulting from operations	33,471,176	71,330,024	335,288	162,935	15,002	5,859	(104,275)	75,895

Equity transactions:
Purchase payments received from contract owners	21,202,860	25,051,538	153,467	199,551	30,286	3,926	77,019	14,768
Transfers between funds (including fixed account), net (note 3)	(2,469,224)	(3,954,938)	(125,567)	(160,153)	231,295	88,096	871,105	518,720
Redemptions	(89,972,455)	(98,680,801)	(502,648)	(650,223)	(12,583)	(357)	(157,015)	(51,067)
Annuity benefits	(82,563)	(78,827)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(941,915)	(1,026,916)	(4,797)	(5,805)	(128)	(33)	(1,148)	(228)
Contingent deferred sales charges (note 2)	(217,432)	(297,205)	(2,052)	(3,104)	(224)	–	(610)	–
Adjustments to maintain reserves	(46,179)	(1,135)	364	(1,255)	(79)	(3)	58	33

Net equity transactions	(72,526,908)	(78,988,284)	(481,233)	(620,989)	248,567	91,629	789,409	482,226

Net change in contract owners’ equity	(39,055,732)	(7,658,260)	(145,945)	(458,054)	263,569	97,488	685,134	558,121
Contract owners’ equity beginning of period	634,994,120	642,652,380	3,339,466	3,797,520	97,488	–	558,121	–

Contract owners’ equity end of period	$595,938,388	634,994,120	3,193,521	3,339,466	361,057	97,488	1,243,255	558,121

CHANGES IN UNITS:
Beginning units	20,483,604	22,430,768	277,593	331,083	9,171	–	43,468	–

Units purchased	3,435,809	3,352,780	58,752	47,355	28,710	10,515	116,422	53,606
Units redeemed	(5,067,964)	(5,299,944)	(96,232)	(100,845)	(7,109)	(1,344)	(56,025)	(10,138)

Ending units	18,851,449	20,483,604	240,113	277,593	30,772	9,171	103,865	43,468

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMIntGr		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(21,033)	(4,932)	49,892	51,825	(218,543)	(189,649)	41,952	44,257
Realized gain (loss) on investments	346,818	263,884	79,380	349,083	1,341,862	563,114	340,194	289,195
Change in unrealized gain (loss) on investments	(31,119)	165,318	(219,771)	(333,612)	4,989,994	1,665,681	(443,105)	659,855
Reinvested capital gains	–	–	309,100	473,863	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	294,666	424,270	218,601	541,159	6,113,313	2,039,146	(60,959)	993,307

Equity transactions:
Purchase payments received from contract owners	116,001	142,746	176,805	272,403	355,285	537,215	379,978	322,019
Transfers between funds (including fixed account), net (note 3)	100,837	94,605	169,387	(862,058)	799,623	29,856	(260,944)	(136,372)
Redemptions	(330,465)	(247,520)	(1,037,754)	(1,173,585)	(2,367,299)	(2,242,333)	(875,403)	(1,233,237)
Annuity benefits	–	–	(26)	(140)	(3,313)	(2,662)	–	–
Annual contract maintenance charges (note 2)	(2,793)	(2,478)	(8,182)	(10,015)	(25,575)	(25,207)	(9,443)	(10,385)
Contingent deferred sales charges (note 2)	(1,000)	(1,034)	(3,891)	(2,991)	(3,890)	(6,589)	(6,499)	(4,945)
Adjustments to maintain reserves	(745)	513	(498)	1,220	1,576	583	(1,932)	1,729

Net equity transactions	(118,165)	(13,168)	(704,159)	(1,775,166)	(1,243,593)	(1,709,137)	(774,243)	(1,061,191)

Net change in contract owners’ equity	176,501	411,102	(485,558)	(1,234,007)	4,869,720	330,009	(835,202)	(67,884)
Contract owners’ equity beginning of period	2,115,769	1,704,667	6,183,392	7,417,399	14,430,972	14,100,963	6,921,603	6,989,487

Contract owners’ equity end of period	$2,292,270	2,115,769	5,697,834	6,183,392	19,300,692	14,430,972	6,086,401	6,921,603

CHANGES IN UNITS:
Beginning units	116,700	119,041	499,893	648,931	592,823	670,184	422,565	493,259

Units purchased	66,387	65,666	87,626	175,263	100,384	100,664	43,884	51,927
Units redeemed	(71,378)	(68,007)	(142,709)	(324,301)	(142,203)	(178,025)	(89,583)	(122,621)

Ending units	111,709	116,700	444,810	499,893	551,004	592,823	376,866	422,565

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryVApp		DryVDevLd		DryVQualBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$284,188	262,945	28,227	29,569	(304,378)	(605,783)	340,440	319,007
Realized gain (loss) on investments	2,257,387	1,199,293	362,520	274,097	177,785	1,116,275	(104,909)	(94,922)
Change in unrealized gain (loss) on investments	187,977	7,510,045	118,160	979,696	(15,241,675)	(5,015,020)	(22,252)	62,106
Reinvested capital gains	–	–	–	–	8,217,467	6,063,791	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,729,552	8,972,283	508,907	1,283,362	(7,150,801)	1,559,263	213,279	286,191

Equity transactions:
Purchase payments received from contract owners	2,834,712	3,382,474	440,514	628,849	2,558,626	3,298,923	411,446	596,602
Transfers between funds (including fixed account), net (note 3)	(2,778,366)	(3,214,484)	260,391	(461,301)	(3,763,637)	(3,065,896)	(744,463)	1,051,688
Redemptions	(9,014,000)	(9,395,490)	(1,247,950)	(1,703,257)	(8,505,536)	(9,639,381)	(1,701,829)	(1,477,436)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(103,383)	(113,938)	(13,019)	(14,739)	(114,231)	(139,455)	(13,411)	(14,369)
Contingent deferred sales charges (note 2)	(25,830)	(33,693)	(5,478)	(7,106)	(26,292)	(39,027)	(4,325)	(5,019)
Adjustments to maintain reserves	(3,537)	(91)	(21)	904	7,065	2,871	(701)	218

Net equity transactions	(9,090,404)	(9,375,222)	(565,563)	(1,556,650)	(9,844,005)	(9,581,965)	(2,053,283)	151,684

Net change in contract owners’ equity	(6,360,852)	(402,939)	(56,656)	(273,288)	(16,994,806)	(8,022,702)	(1,840,004)	437,875
Contract owners’ equity beginning of period	69,136,170	69,539,109	9,153,308	9,426,596	67,660,440	75,683,142	9,974,084	9,536,209

Contract owners’ equity end of period	$62,775,318	69,136,170	9,096,652	9,153,308	50,665,634	67,660,440	8,134,080	9,974,084

CHANGES IN UNITS:
Beginning units	2,160,533	2,477,379	596,307	706,112	2,630,656	3,014,064	621,438	611,295

Units purchased	144,924	166,733	94,638	94,537	152,540	180,675	123,660	160,843
Units redeemed	(416,893)	(483,579)	(130,461)	(204,342)	(539,363)	(564,083)	(249,118)	(150,700)

Ending units	1,888,564	2,160,533	560,484	596,307	2,243,833	2,630,656	495,980	621,438

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEI		FidVIPHI		FidVIPConS2		FrVIPForSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$412,215	1,796,794	1,069,203	1,037,313	(13,553)	3,252	292,943	52,635
Realized gain (loss) on investments	1,964,545	1,507,279	(111,325)	(141,811)	23,000	4,189	1,971,100	1,336,782
Change in unrealized gain (loss) on investments	(8,587,827)	1,243,723	(707,506)	670,401	(663,794)	(16,323)	620,405	4,405,607
Reinvested capital gains	6,824,225	10,462,439	–	–	1,241,253	168,222	1,455,952	–

Net increase (decrease) in contract owners’ equity resulting from operations	613,158	15,010,235	250,372	1,565,903	586,906	159,340	4,340,400	5,795,024

Equity transactions:
Purchase payments received from contract owners	2,944,433	3,608,201	705,066	824,597	322,052	73,872	1,090,464	1,317,088
Transfers between funds (including fixed account), net (note 3)	(1,072,499)	(1,806,374)	(512,767)	(462,613)	2,177,641	2,304,950	(1,108,920)	(685,646)
Redemptions	(11,634,738)	(13,274,939)	(1,873,276)	(2,358,631)	(578,942)	(135,519)	(4,675,252)	(4,756,622)
Annuity benefits	(3,430)	(3,079)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(126,849)	(134,201)	(29,162)	(32,365)	(4,602)	(1,181)	(48,034)	(49,796)
Contingent deferred sales charges (note 2)	(31,213)	(36,047)	(4,186)	(10,958)	(785)	(164)	(10,302)	(17,460)
Adjustments to maintain reserves	120	(6,849)	(110)	(5,466)	(1,519)	300	(1,719)	10,943

Net equity transactions	(9,924,176)	(11,653,288)	(1,714,435)	(2,045,436)	1,913,845	2,242,258	(4,753,763)	(4,181,493)

Net change in contract owners’ equity	(9,311,018)	3,356,947	(1,464,063)	(479,533)	2,500,751	2,401,598	(413,363)	1,613,531
Contract owners’ equity beginning of period	90,189,821	86,832,874	16,617,862	17,097,395	2,401,598	–	32,595,352	30,981,821

Contract owners’ equity end of period	$80,878,803	90,189,821	15,153,799	16,617,862	4,902,349	2,401,598	32,181,989	32,595,352

CHANGES IN UNITS:
Beginning units	2,626,831	3,000,073	1,040,565	1,175,080	218,327	–	1,220,801	1,394,319

Units purchased	169,678	194,562	67,105	75,282	295,115	248,478	64,165	93,273
Units redeemed	(445,596)	(567,804)	(172,253)	(209,797)	(128,367)	(30,151)	(230,164)	(266,791)

Ending units	2,350,913	2,626,831	935,417	1,040,565	385,075	218,327	1,054,802	1,220,801

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGro		NVITFHiInc		NVITGvtBd		NVITGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(160,297)	146,537	72,322	80,417	1,056,986	1,052,957	(82,474)	(96,816)
Realized gain (loss) on investments	2,712,817	1,397,092	(12,699)	(1,605)	42,065	(14,929)	553,495	(112,352)
Change in unrealized gain (loss) on investments	3,335,740	5,839,759	(38,165)	37,274	793,451	(651,150)	722,023	539,871
Reinvested capital gains	–	–	–	–	–	297,325	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,888,260	7,383,388	21,458	116,086	1,892,502	684,203	1,193,044	330,703

Equity transactions:
Purchase payments received from contract owners	816,295	885,645	52,323	79,508	790,655	1,003,828	92,709	158,238
Transfers between funds (including fixed account), net (note 3)	(67,809)	1,144,922	7,759	(204,279)	883,298	(1,071,611)	(91,609)	(231,398)
Redemptions	(2,886,965)	(2,427,884)	(225,596)	(223,248)	(4,678,467)	(7,132,007)	(1,576,369)	(1,444,655)
Annuity benefits	–	–	–	–	(1,459)	(1,524)	(2,968)	(2,703)
Annual contract maintenance charges (note 2)	(30,659)	(27,095)	(1,524)	(1,839)	(48,963)	(58,535)	(12,133)	(14,380)
Contingent deferred sales charges (note 2)	(6,965)	(11,153)	(510)	(1,610)	(6,653)	(18,312)	(4,187)	(4,788)
Adjustments to maintain reserves	209	(386)	251	(246)	231	181	(110)	8

Net equity transactions	(2,175,894)	(435,951)	(167,297)	(351,714)	(3,061,358)	(7,277,980)	(1,594,667)	(1,539,678)

Net change in contract owners’ equity	3,712,366	6,947,437	(145,839)	(235,628)	(1,168,856)	(6,593,777)	(401,623)	(1,208,975)
Contract owners’ equity beginning of period	23,504,625	16,557,188	1,242,064	1,477,692	35,702,788	42,296,565	7,228,330	8,437,305

Contract owners’ equity end of period	$27,216,991	23,504,625	1,096,225	1,242,064	34,533,932	35,702,788	6,826,707	7,228,330

CHANGES IN UNITS:
Beginning units	829,381	847,784	83,360	108,256	769,710	930,129	410,944	502,626

Units purchased	138,160	194,324	23,844	23,982	77,997	56,098	30,089	25,844
Units redeemed	(209,195)	(212,727)	(34,941)	(48,878)	(143,723)	(216,517)	(112,029)	(117,526)

Ending units	758,346	829,381	72,263	83,360	703,984	769,710	329,004	410,944

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITNWFund		NBTBal		NBTAPart
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$447,618	404,028	(351,189)	(311,612)	(25,593)	(88,865)	(1,260)	164
Realized gain (loss) on investments	–	–	4,686,040	2,650,153	669,243	346,297	(1,035)	(88)
Change in unrealized gain (loss) on investments	–	–	(1,580,170)	13,812,126	1,726,704	1,334,325	(8,298)	1,744
Reinvested capital gains	–	–	6,417,152	–	–	–	30,622	9,197

Net increase (decrease) in contract owners’ equity resulting from operations	447,618	404,028	9,171,833	16,150,667	2,370,354	1,591,757	20,029	11,017

Equity transactions:
Purchase payments received from contract owners	810,707	508,680	2,245,106	3,299,677	480,463	502,940	18,570	7,523
Transfers between funds (including fixed account), net (note 3)	3,244,824	2,068,053	(3,475,908)	(2,038,295)	(200,667)	80,830	181,293	98,340
Redemptions	(3,979,310)	(2,820,239)	(20,549,271)	(24,334,156)	(2,593,981)	(2,531,157)	(54,033)	(2,410)
Annuity benefits	(13,089)	(10,431)	(58,062)	(58,083)	(216)	(205)	–	–
Annual contract maintenance charges (note 2)	(17,833)	(18,605)	(189,441)	(210,809)	(28,246)	(30,549)	(294)	(43)
Contingent deferred sales charges (note 2)	(3,619)	(2,677)	(39,080)	(50,463)	(4,202)	(5,256)	(51)	–
Adjustments to maintain reserves	(11,984)	1,038	(47,690)	(7,501)	(1,913)	3,323	47	33

Net equity transactions	29,696	(274,181)	(22,114,346)	(23,399,630)	(2,348,762)	(1,980,074)	145,532	103,443

Net change in contract owners’ equity	477,314	129,847	(12,942,513)	(7,248,963)	21,592	(388,317)	165,561	114,460
Contract owners’ equity beginning of period	13,037,281	12,907,434	139,738,273	146,987,236	17,705,198	18,093,515	114,460	–

Contract owners’ equity end of period	$13,514,595	13,037,281	126,795,760	139,738,273	17,726,790	17,705,198	280,021	114,460

CHANGES IN UNITS:
Beginning units	512,094	521,956	1,290,474	1,522,109	688,370	768,558	10,058	–

Units purchased	329,705	244,745	38,278	48,799	39,392	51,674	21,664	10,284
Units redeemed	(330,084)	(254,607)	(231,541)	(280,434)	(123,616)	(131,862)	(8,919)	(226)

Ending units	511,715	512,094	1,097,211	1,290,474	604,146	688,370	22,803	10,058

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVITRealRet		PVITTotRet		RCFMicroCap		SBLGlob
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$19,336	9,246	23,459	3,669	6,671	(596)	(10,911)	(2,084)
Realized gain (loss) on investments	(10,930)	1,466	3,525	601	18,115	1,475	67,400	5,792
Change in unrealized gain (loss) on investments	32,262	(16,371)	24,896	1,054	(139,147)	10,111	9,097	47,852
Reinvested capital gains	–	14,795	1,400	1,514	107,444	20,930	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	40,668	9,136	53,280	6,838	(6,917)	31,920	65,586	51,560

Equity transactions:
Purchase payments received from contract owners	39,265	22,944	35,734	10,770	90,252	19,465	94,668	22,851
Transfers between funds (including fixed account), net (note 3)	(72,478)	535,568	445,667	337,758	803,518	418,210	318,250	563,485
Redemptions	(125,546)	(69,625)	(51,262)	(10,222)	(82,987)	(21,544)	(115,145)	(34,589)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(661)	(319)	(647)	(89)	(915)	(129)	(893)	(196)
Contingent deferred sales charges (note 2)	(27)	(12)	(15)	(1)	(67)	–	(106)	(1)
Adjustments to maintain reserves	6,535	(46)	(1,287)	(73)	378	99	(421)	78

Net equity transactions	(152,912)	488,510	428,190	338,143	810,179	416,101	296,353	551,628

Net change in contract owners’ equity	(112,244)	497,646	481,470	344,981	803,262	448,021	361,939	603,188
Contract owners’ equity beginning of period	497,646	–	344,981	–	448,021	–	603,188	–

Contract owners’ equity end of period	$385,402	497,646	826,451	344,981	1,251,283	448,021	965,127	603,188

CHANGES IN UNITS:
Beginning units	49,126	–	33,396	–	40,766	–	51,999	–

Units purchased	65,345	85,011	69,810	39,513	97,789	43,597	71,999	58,873
Units redeemed	(79,656)	(35,885)	(28,688)	(6,117)	(27,628)	(2,831)	(46,540)	(6,874)

Ending units	34,815	49,126	74,518	33,396	110,927	40,766	77,458	51,999

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLMidCapGr		SBLAsAlloc		SBLEqInc		SBLHighYld
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,060)	(671)	(6,457)	(3,563)	(19,560)	(2,972)	(9,214)	(3,280)
Realized gain (loss) on investments	1,157	423	34,596	40,814	102,083	4,558	38,798	3,187
Change in unrealized gain (loss) on investments	(30,569)	6,937	(6,008)	20,289	(58,223)	61,096	(25,794)	32,299
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(32,472)	6,689	22,131	57,540	24,300	62,682	3,790	32,206

Equity transactions:
Purchase payments received from contract owners	19,166	4,497	36,753	19,471	124,212	14,546	38,823	16,651
Transfers between funds (including fixed account), net (note 3)	131,150	165,184	456,344	254,529	425,396	949,541	181,002	657,059
Redemptions	(18,813)	(9,245)	(50,075)	(49,480)	(164,030)	(29,770)	(187,028)	(45,103)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(292)	(74)	(483)	(266)	(1,690)	(314)	(817)	(321)
Contingent deferred sales charges (note 2)	–	–	(3)	(5)	(106)	(10)	(101)	(13)
Adjustments to maintain reserves	(181)	81	6,678	115	343	(134)	(15)	104

Net equity transactions	131,030	160,443	449,214	224,364	384,125	933,859	31,864	628,377

Net change in contract owners’ equity	98,558	167,132	471,345	281,904	408,425	996,541	35,654	660,583
Contract owners’ equity beginning of period	167,132	–	281,904	–	996,541	–	660,583	–

Contract owners’ equity end of period	$265,690	167,132	753,249	281,904	1,404,966	996,541	696,237	660,583

CHANGES IN UNITS:
Beginning units	16,258	–	25,651	–	87,799	–	62,437	–

Units purchased	21,933	17,956	88,589	100,076	114,214	97,599	62,346	77,979
Units redeemed	(8,930)	(1,698)	(48,797)	(74,425)	(80,056)	(9,800)	(59,470)	(15,542)

Ending units	29,261	16,258	65,443	25,651	121,957	87,799	65,313	62,437

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLSmCapVal		SBLMidCapVal		SBLSmCapGr		SBLSel25
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(10,131)	(1,351)	(35,372)	(6,529)	(2,588)	(377)	(276)	(127)
Realized gain (loss) on investments	20,070	1,496	91,018	5,562	4,083	794	597	494
Change in unrealized gain (loss) on investments	23,649	18,877	(70,857)	94,256	4,303	6,355	(1,672)	1,223
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	33,588	19,022	(15,211)	93,289	5,798	6,772	(1,351)	1,590

Equity transactions:
Purchase payments received from contract owners	78,176	28,294	268,545	90,004	17,768	1,871	3,160	1,440
Transfers between funds (including fixed account), net (note 3)	696,607	334,186	1,873,153	1,830,675	139,085	95,636	1,575	26,830
Redemptions	(80,472)	(19,709)	(383,812)	(136,070)	(17,428)	(2,789)	(5,360)	(8,890)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(813)	(122)	(3,112)	(729)	(222)	(27)	(21)	(11)
Contingent deferred sales charges (note 2)	(19)	(2)	(402)	(134)	–	(2)	(71)	–
Adjustments to maintain reserves	254	39	844	(205)	(63)	41	(21)	8

Net equity transactions	693,733	342,686	1,755,216	1,783,541	139,140	94,730	(738)	19,377

Net change in contract owners’ equity	727,321	361,708	1,740,005	1,876,830	144,938	101,502	(2,089)	20,967
Contract owners’ equity beginning of period	361,708	–	1,876,830	–	101,502	–	20,967	–

Contract owners’ equity end of period	$1,089,029	361,708	3,616,835	1,876,830	246,440	101,502	18,878	20,967

CHANGES IN UNITS:
Beginning units	33,616	–	175,077	–	9,845	–	1,936	–

Units purchased	93,879	38,988	267,295	200,474	19,160	12,198	460	3,630
Units redeemed	(34,496)	(5,372)	(106,859)	(25,397)	(6,059)	(2,353)	(512)	(1,694)

Ending units	92,999	33,616	335,513	175,077	22,946	9,845	1,884	1,936

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DrySRGro		WFVOpp
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(169,211)	(276,903)	(230,020)	(452,750)
Realized gain (loss) on investments	332,761	(59,192)	407,571	413,268
Change in unrealized gain (loss) on investments	1,313,629	2,093,482	(3,186,580)	(241,641)
Reinvested capital gains	–	–	4,901,329	3,928,495

Net increase (decrease) in contract owners’ equity resulting from operations	1,477,179	1,757,387	1,892,300	3,647,372

Equity transactions:
Purchase payments received from contract owners	1,084,698	1,362,033	1,368,658	1,767,428
Transfers between funds (including fixed account), net (note 3)	(1,107,451)	(1,331,127)	(1,485,339)	(1,872,052)
Redemptions	(2,860,984)	(3,300,539)	(4,770,831)	(5,687,873)
Annuity benefits	–	–	–	–
Annual contract maintenance charges (note 2)	(44,526)	(49,827)	(52,973)	(58,442)
Contingent deferred sales charges (note 2)	(10,804)	(15,149)	(13,867)	(19,480)
Adjustments to maintain reserves	(421)	(118)	3,835	(3,224)

Net equity transactions	(2,939,488)	(3,334,727)	(4,950,517)	(5,873,643)

Net change in contract owners’ equity	(1,462,309)	(1,577,340)	(3,058,217)	(2,226,271)
Contract owners’ equity beginning of period	23,809,612	25,386,952	35,175,040	37,401,311

Contract owners’ equity end of period	$22,347,303	23,809,612	32,116,823	35,175,040

CHANGES IN UNITS:
Beginning units	1,061,979	1,220,524	1,161,657	1,368,006

Units purchased	70,925	105,587	78,946	96,170
Units redeemed	(195,912)	(264,132)	(232,859)	(302,519)

Ending units	936,992	1,061,979	1,007,744	1,161,657

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distributions for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth)

AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE)

AIM VIF – International Growth Fund – Series I (AIMIntGr)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – Quality Bond Portfolio – Initial Shares (DryVQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Portfolio of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Janus Aspen Series – International Growth Portfolio – Institutional Shares (JAspIntGro)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT)(formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Royce Capital Fund – Micro-Cap Portfolio (RCFMicroCap)

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

At December 31, 2007, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.30%.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $408,826 and $495,817, respectively, and total transfers from the Account to the fixed account were $1,160,974 and $1,336,844, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $736 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five-year period ended December 31, 2007. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1. The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF – Capital Appreciation Fund – Series I
2007	1.30%	4,791	$13.303730	$63,738	0.00%	10.55%
	1.30%	235,322	13.30	3,129,783	0.00%	10.55%
2006	1.30%	5,425	12.034161	65,285	0.05%	4.92%
	1.30%	272,168	12.03	3,274,181	0.05%	4.92%
2005	1.30%	6,623	11.469653	75,964	0.06%	7.43%
	1.30%	324,460	11.47	3,721,556	0.06%	7.43%
2004	1.30%	4,575	10.676868	48,847	0.00%	5.24%
	1.30%	373,290	10.68	3,985,480	0.00%	5.24%
2003	1.30%	8,472	10.145261	85,951	0.00%	27.84%
	1.30%	440,589	10.15	4,471,978	0.00%	27.84%

AIM VIF – Global Health Care Fund – Series I
2007	1.30%	1,790	11.786725	21,098	0.00%	10.39%
	1.30%	28,982	11.73	339,959	0.00%	10.39%
2006	1.30%	9,171	10.63	97,488	0.00%	6.30%	06/08/06

AIM VIF – Global Real Estate Fund – Series I
2007	1.30%	103	11.888124	1,224	8.52%	-6.77%
	1.30%	103,762	11.97	1,242,031	8.52%	-6.77%
2006	1.30%	97	12.751928	1,237	1.82%	27.52%	06/09/06
	1.30%	43,371	12.84	556,884	1.82%	28.40%	06/08/06

AIM VIF – International Growth Fund – Series I
2007	1.30%	848	20.521458	17,402	0.43%	13.22%
	1.30%	110,861	20.52	2,274,868	0.43%	13.22%
2006	1.30%	588	18.125204	10,658	1.00%	26.57%
	1.30%	116,112	18.13	2,105,111	1.00%	26.57%
2005	1.30%	475	14.320119	6,802	0.75%	16.40%
	1.30%	118,566	14.32	1,697,865	0.75%	16.40%
2004	1.30%	420	12.302542	5,167	0.73%	22.39%
	1.30%	77,644	12.30	955,224	0.73%	22.39%
2003	1.30%	589	10.051603	5,920	0.53%	27.39%
	1.30%	57,869	10.05	581,583	0.53%	27.39%

American Century VP – Balanced Fund – Class I
2007	1.30%	129,830	12.808596	1,662,940	2.14%	3.56%
	1.30%	314,980	12.81	4,034,894	2.14%	3.56%
2006	1.30%	140,798	12.367801	1,741,361	2.08%	8.20%
	1.30%	359,095	12.37	4,442,005	2.08%	8.20%
2005	1.30%	172,160	11.430683	1,967,906	1.71%	3.57%
	1.30%	476,771	11.43	5,449,493	1.71%	3.57%
2004	1.30%	212,190	11.036175	2,341,766	1.60%	8.35%
	1.30%	410,602	11.04	4,531,541	1.60%	8.35%
2003	1.30%	207,081	10.185550	2,109,234	2.44%	17.91%
	1.30%	397,687	10.19	4,052,431	2.44%	17.91%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Capital Appreciation Fund – Class I
2007	1.30%	211,010	$35.001098	$7,385,582	0.00%	43.90%
	1.30%	339,994	35.00	11,899,790	0.00%	43.90%
2006	1.30%	233,127	24.323239	5,670,404	0.00%	15.70%
	1.30%	359,696	24.32	8,747,807	0.00%	15.70%
2005	1.30%	262,293	21.022816	5,514,137	0.00%	20.48%
	1.30%	407,891	21.02	8,573,869	0.00%	20.48%
2004	1.30%	333,321	17.448933	5,816,096	0.00%	6.19%
	1.30%	436,634	17.45	7,618,830	0.00%	6.19%
2003	1.30%	364,951	16.432489	5,997,053	0.00%	18.91%
	1.30%	482,328	16.43	7,924,649	0.00%	18.91%

American Century VP – Income & Growth Fund – Class I
2007	1.30%	5,220	16.152841	84,318	1.93%	-1.37%
	1.30%	371,646	16.15	6,002,083	1.93%	-1.37%
2006	1.30%	5,352	16.377810	87,654	1.86%	15.57%
	1.30%	417,213	16.38	6,833,949	1.86%	15.57%
2005	1.30%	5,345	14.171369	75,746	2.05%	3.27%
	1.30%	487,914	14.17	6,913,741	2.05%	3.27%
2004	1.30%	5,602	13.722025	76,871	1.41%	11.52%
	1.30%	563,471	13.72	7,731,662	1.41%	11.52%
2003	1.30%	5,818	12.304086	71,585	1.24%	27.67%
	1.30%	573,968	12.30	7,059,806	1.24%	27.67%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	1.30%	163,342	33.236639	5,428,939	1.72%	3.88%
	1.30%	1,725,222	33.24	57,346,379	1.72%	3.88%
2006	1.30%	190,451	31.995347	6,093,546	1.63%	14.00%
	1.30%	1,970,082	32.00	63,042,624	1.63%	14.00%
2005	1.30%	225,414	28.065915	6,326,451	1.57%	3.33%
	1.30%	2,251,965	28.07	63,212,658	1.57%	3.33%
2004	1.30%	284,122	27.160283	7,716,834	1.76%	9.20%
	1.30%	2,504,458	27.16	68,022,077	1.76%	9.20%
2003	1.30%	358,961	24.871495	8,927,897	1.45%	26.70%
	1.30%	2,643,224	24.87	65,736,981	1.45%	26.70%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	1.30%	2,133	16.228100	34,615	1.54%	5.73%
	1.30%	558,351	16.23	9,062,037	1.54%	5.73%
2006	1.30%	2,155	15.348290	33,075	1.56%	14.97%
	1.30%	594,152	15.35	9,120,233	1.56%	14.97%
2005	1.30%	4,469	13.350131	59,662	0.02%	3.02%
	1.30%	701,643	13.35	9,366,934	0.02%	3.02%
2004	1.30%	6,659	12.958165	86,288	1.65%	3.68%
	1.30%	799,651	12.96	10,361,822	1.65%	3.68%
2003	1.30%	5,296	12.498159	66,190	1.41%	19.60%
	1.30%	833,474	12.50	10,418,425	1.41%	19.60%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	1.30%	23,910	22.575208	539,773	0.79%	-12.22%
	1.30%	2,219,923	22.58	50,125,861	0.79%	-12.22%
2006	1.30%	23,604	25.718654	607,063	0.41%	2.42%
	1.30%	2,607,052	25.72	67,053,377	0.41%	2.42%
2005	1.30%	27,397	25.109832	687,934	0.00%	4.43%
	1.30%	2,986,667	25.11	74,995,208	0.00%	4.43%
2004	1.30%	28,484	24.044779	684,891	0.19%	9.89%
	1.30%	3,399,091	24.04	81,730,521	0.19%	9.89%
2003	1.30%	31,860	21.880107	697,100	0.03%	29.98%
	1.30%	3,653,746	21.88	79,943,962	0.03%	29.98%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus VIF – Quality Bond Portfolio – Initial Shares
2007	1.30%	3,519	$16.402300	$57,720	5.09%	2.19%
	1.30%	492,461	16.40	8,076,360	5.09%	2.19%
2006	1.30%	4,082	16.050943	65,520	4.51%	2.88%
	1.30%	617,356	16.05	9,908,564	4.51%	2.88%
2005	1.30%	4,534	15.601357	70,737	3.58%	1.15%
	1.30%	606,761	15.60	9,465,472	3.58%	1.15%
2004	1.30%	5,783	15.423994	89,197	4.01%	2.02%
	1.30%	639,652	15.42	9,865,893	4.01%	2.02%
2003	1.30%	5,065	15.117949	76,572	4.04%	3.58%
	1.30%	711,940	15.12	10,764,533	4.04%	3.58%

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.30%	321,446	34.399609	11,057,617	1.81%	0.20%
	1.30%	2,029,467	34.40	69,813,665	1.81%	0.20%
2006	1.30%	357,186	34.329754	12,262,108	3.28%	18.64%
	1.30%	2,269,645	34.33	77,916,913	3.28%	18.64%
2005	1.30%	417,174	28.937089	12,071,801	1.64%	4.49%
	1.30%	2,582,899	28.94	74,749,097	1.64%	4.49%
2004	1.30%	467,815	27.692797	12,955,106	1.52%	10.08%
	1.30%	2,880,508	27.69	79,769,188	1.52%	10.08%
2003	1.30%	537,853	25.156955	13,530,744	1.72%	28.64%
	1.30%	3,054,169	25.16	76,842,892	1.72%	28.64%

Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.30%	11,645	16.203802	188,693	8.01%	1.44%
	1.30%	923,772	16.20	14,965,106	8.01%	1.44%
2006	1.30%	11,556	15.973333	184,588	7.40%	9.79%
	1.30%	1,029,009	15.97	16,433,274	7.40%	9.79%
2005	1.30%	11,336	14.548340	164,920	14.68%	1.37%
	1.30%	1,163,744	14.55	16,932,475	14.68%	1.37%
2004	1.30%	11,638	14.351788	167,026	8.16%	8.17%
	1.30%	1,303,796	14.35	18,711,955	8.16%	8.17%
2003	1.30%	11,371	13.267980	150,870	7.07%	25.61%
	1.30%	1,398,657	13.27	18,560,178	7.07%	25.61%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	1.30%	7,490	12.775920	95,692	1.00%	15.77%
	1.30%	377,585	12.73	4,806,657	1.00%	15.77%
2006	1.30%	28	11.035607	309	1.16%	10.36%	06/09/06
	1.30%	218,299	11.00	2,401,289	1.16%	10.00%	06/08/06

Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	1.30%	8,622	30.507646	263,037	2.17%	14.28%
	1.30%	1,046,180	30.51	31,918,952	2.17%	14.28%
2006	1.30%	10,216	26.696591	272,732	1.41%	20.12%
	1.30%	1,210,585	26.70	32,322,620	1.41%	20.12%
2005	1.30%	10,685	22.224937	237,474	1.28%	9.04%
	1.30%	1,383,634	22.22	30,744,347	1.28%	9.04%
2004	1.30%	12,755	20.381609	259,967	1.13%	17.33%
	1.30%	1,552,956	20.38	31,651,786	1.13%	17.33%
2003	1.30%	11,884	17.371469	206,443	1.79%	30.83%
	1.30%	1,647,097	17.37	28,610,075	1.79%	30.83%

Janus Aspen Series – International Growth Portfolio – Institutional Shares
2007	1.30%	11,348	35.885918	407,233	0.62%	26.64%
	1.30%	746,998	35.89	26,809,758	0.62%	26.64%
2006	1.30%	10,496	28.336913	297,424	1.99%	45.12%
	1.30%	818,885	28.34	23,207,201	1.99%	45.12%
2005	1.30%	10,659	19.526904	208,137	1.13%	30.58%
	1.30%	837,125	19.53	16,349,051	1.13%	30.58%
2004	1.30%	7,558	14.954107	113,023	0.88%	17.40%
	1.30%	904,311	14.95	13,523,531	0.88%	17.40%
2003	1.30%	9,453	12.737304	120,406	1.16%	33.16%
	1.30%	996,322	12.74	12,693,142	1.16%	33.16%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	1.30%	1,230	$15.165895	$18,654	7.49%	1.79%
	1.30%	71,033	15.17	1,077,571	7.49%	1.79%
2006	1.30%	1,231	14.899690	18,342	7.20%	9.17%
	1.30%	82,129	14.90	1,223,722	7.20%	9.17%
2005	1.30%	1,259	13.648215	17,183	7.87%	1.05%
	1.30%	106,997	13.65	1,460,509	7.87%	1.05%
2004	1.30%	1,273	13.505990	17,193	7.21%	8.67%
	1.30%	92,960	13.51	1,255,505	7.21%	8.67%
2003	1.30%	185	12.428955	2,299	7.81%	20.68%
	1.30%	81,206	12.43	1,009,391	7.81%	20.68%

Nationwide VIT – Government Bond Fund – Class I
Tax qualified
2007	1.30%	280,226	49.038674	13,741,911	4.27%	5.76%
	1.30%	289,290	49.04	14,186,782	4.27%	5.76%
2006	1.30%	304,367	46.37	14,113,498	3.96%	2.00%
	1.30%	316,072	46.368773	14,655,871	3.96%	2.00%
2005	1.30%	355,478	45.46	16,160,030	3.66%	1.92%
	1.30%	389,643	45.458911	17,712,746	3.66%	1.92%
2004	1.30%	390,334	44.60	17,409,051	5.45%	1.92%
	1.30%	440,719	44.600457	19,656,269	5.45%	1.92%
2003	1.30%	455,751	43.76	19,943,664	3.16%	0.67%
	1.30%	507,035	43.760351	22,188,030	3.16%	0.67%

Non-tax qualified
2007	1.30%	10,473	49.06	513,805	4.27%	5.76%
	1.30%	123,995	49.056784	6,082,796	4.27%	5.76%
2006	1.30%	11,152	46.39	517,341	3.96%	2.00%
	1.30%	138,119	46.385889	6,406,773	3.96%	2.00%
2005	1.30%	14,440	45.48	656,731	3.66%	1.92%
	1.30%	170,568	45.475702	7,756,700	3.66%	1.92%
2004	1.30%	16,561	44.62	738,948	5.45%	1.92%
	1.30%	186,649	44.616924	8,327,704	5.45%	1.92%
2003	1.30%	18,386	43.78	804,939	3.16%	0.67%
	1.30%	223,560	43.776516	9,786,678	3.16%	0.67%

Nationwide VIT – Growth Fund – Class I
2007	1.30%	5,363	20.72	111,121	0.17%	17.98%
	1.30%	323,641	20.724395	6,707,264	0.17%	17.98%
2006	1.30%	5,762	17.57	101,238	0.05%	4.79%
	1.30%	405,182	17.565687	7,117,301	0.05%	4.79%
2005	1.30%	8,925	16.76	149,583	0.08%	5.12%
	1.30%	493,701	16.762531	8,275,678	0.08%	5.12%
2004	1.30%	10,388	15.95	165,642	0.31%	6.75%
	1.30%	560,763	15.946096	8,941,980	0.31%	6.75%
2003	1.30%	8,993	14.94	134,355	0.02%	31.02%
	1.30%	623,995	14.937671	9,321,032	0.02%	31.02%

Nationwide VIT – Money Market Fund – Class I
Tax qualified
2007	1.30%	205,855	25.95	5,341,937	4.66%	3.42%
	1.30%	227,256	25.941461	5,895,353	4.66%	3.42%
2006	1.30%	177,042	25.09	4,441,984	4.38%	3.18%
	1.30%	266,444	25.082875	6,683,182	4.38%	3.18%
2005	1.30%	185,497	24.31	4,509,432	2.60%	1.34%
	1.30%	256,685	24.310982	6,240,264	2.60%	1.34%
2004	1.30%	199,857	24.02	4,801,048	0.78%	-0.50%
	1.30%	295,209	23.990230	7,082,132	0.78%	-0.50%
2003	1.30%	260,352	24.11	6,277,087	0.64%	-0.68%
	1.30%	324,361	24.110582	7,820,532	0.64%	-0.68%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Non-tax qualified
2007	1.30%	1,070	$28.19	$30,163	4.66%	3.42%
	1.30%	77,534	28.185866	2,185,363	4.66%	3.42%
2006	1.30%	2,617	27.26	71,339	4.38%	3.18%
	1.30%	65,991	27.252995	1,798,452	4.38%	3.18%
2005	1.30%	2,464	26.41	65,074	2.60%	1.34%
	1.30%	77,310	26.414319	2,042,091	2.60%	1.34%
2004	1.30%	2,425	26.07	63,210	0.78%	-0.50%
	1.30%	91,737	26.065818	2,391,200	0.78%	-0.50%
2003	1.30%	2,990	26.20	78,338	0.64%	-0.68%
	1.30%	131,274	26.196581	3,438,930	0.64%	-0.68%

Nationwide VIT – Nationwide Fund – Class I
Tax qualified
2007	1.30%	391,236	116.01	45,387,288	1.05%	6.77%
	1.30%	491,429	116.006751	57,009,082	1.05%	6.77%
2006	1.30%	447,327	108.65	48,602,079	1.05%	12.15%
	1.30%	590,790	108.653662	64,191,497	1.05%	12.15%
2005	1.30%	513,899	96.88	49,786,535	0.89%	6.05%
	1.30%	716,402	96.878249	69,403,771	0.89%	6.05%
2004	1.30%	581,247	91.35	53,098,368	1.24%	8.32%
	1.30%	824,356	91.352418	75,306,914	1.24%	8.32%
2003	1.30%	633,322	84.33	53,408,044	0.54%	25.86%
	1.30%	938,062	84.332018	79,108,661	0.54%	25.86%

Non-tax qualified
2007	1.30%	7,720	112.67	869,812	1.05%	6.77%
	1.30%	206,826	112.670062	23,303,098	1.05%	6.77%
2006	1.30%	9,133	105.53	963,805	1.05%	12.15%
	1.30%	243,224	105.528470	25,667,057	1.05%	12.15%
2005	1.30%	11,726	94.09	1,103,299	0.89%	6.05%
	1.30%	280,082	94.091731	26,353,400	0.89%	6.05%
2004	1.30%	13,863	88.72	1,229,912	1.24%	8.32%
	1.30%	327,664	88.724843	29,071,937	1.24%	8.32%
2003	1.30%	15,915	81.91	1,303,598	0.54%	25.86%
	1.30%	373,533	81.906372	30,594,733	0.54%	25.86%

Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	1.30%	168,163	29.340225	4,933,940	1.15%	14.09%
	1.30%	435,983	29.34	12,791,741	1.15%	14.09%
2006	1.30%	195,611	25.716074	5,030,347	0.78%	9.23%
	1.30%	492,759	25.72	12,673,761	0.78%	9.23%
2005	1.30%	216,420	23.542486	5,095,065	0.92%	7.77%
	1.30%	552,138	23.54	12,997,329	0.92%	7.77%
2004	1.30%	268,004	21.845873	5,854,781	1.19%	7.89%
	1.30%	633,839	21.85	13,846,737	1.19%	7.89%
2003	1.30%	319,097	20.248421	6,461,210	1.72%	14.77%
	1.30%	702,000	20.25	14,215,500	1.72%	14.77%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	1.30%	22,803	12.28	280,021	0.99%	7.91%
2006	1.30%	10,058	11.38	114,460	1.04%	13.80%	06/08/06

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	1.30%	34,815	11.07	385,402	6.00%	9.28%
2006	1.30%	49,126	10.13	497,646	5.11%	1.30%	06/08/06

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	1.30%	959	11.139136	10,682	5.43%	7.32%
	1.30%	73,559	11.09	815,769	5.43%	7.32%
2006	1.30%	33,396	10.33	344,981	2.90%	3.30%	06/08/06

Royce Capital Fund – Micro-Cap Portfolio
2007	1.30%	2,196	11.291953	24,797	2.22%	2.62%
	1.30%	108,731	11.28	1,226,486	2.22%	2.62%
2006	1.30%	168	11.003808	1,849	0.31%	10.04%	06/09/06
	1.30%	40,598	10.99	446,172	0.31%	9.90%	06/08/06

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

SBL Fund – Series D (Global Series)
2007	1.30%	77,458	$ 12.46	$965,127	0.00%	7.41%
2006	1.30%	51,999	11.60	603,188	0.00%	16.00%	06/08/06

SBL Fund – Series J (Mid Cap Growth Series)
2007	1.30%	29,261	9.08	265,690	0.00%	-11.67%
2006	1.30%	16,258	10.28	167,132	0.00%	2.80%	06/08/06

SBL Fund – Series N (Managed Asset Allocation Series)
2007	1.30%	65,443	11.51	753,249	0.00%	4.73%
2006	1.30%	25,651	10.99	281,904	0.00%	9.90%	06/08/06

SBL Fund – Series O (Equity Income Series)
2007	1.30%	476	11.564367	5,505	0.00%	1.47%
	1.30%	121,481	11.52	1,399,461	0.00%	1.47%
2006	1.30%	476	11.396634	5,425	0.00%	13.97%	06/09/06
	1.30%	87,323	11.35	991,116	0.00%	13.50%	06/08/06

SBL Fund – Series P (High Yield Series)
2007	1.30%	65,313	10.66	696,237	0.00%	0.76%
2006	1.30%	62,437	10.58	660,583	0.00%	5.80%	06/08/06

SBL Fund – Series Q (Small Cap Value Series)
2007	1.30%	217	11.760475	2,552	0.00%	8.81%
	1.30%	92,782	11.71	1,086,477	0.00%	8.81%
2006	1.30%	33,616	10.76	361,708	0.00%	7.60%	06/08/06

SBL Fund – Series V (Mid Cap Value Series)
2007	1.30%	143	10.812208	1,546	0.00%	0.53%
	1.30%	335,370	10.78	3,615,289	0.00%	0.53%
2006	1.30%	134	10.755372	1,441	0.00%	7.55%	06/09/06
	1.30%	174,943	10.72	1,875,389	0.00%	7.20%	06/08/06

SBL Fund – Series X (Small Cap Growth Series)
2007	1.30%	22,946	10.74	246,440	0.00%	4.17%
2006	1.30%	9,845	10.31	101,502	0.00%	3.10%	06/08/06

SBL Fund – Series Y (Select 25 Series)
2007	1.30%	1,884	10.02	18,878	0.00%	-7.48%
2006	1.30%	1,936	10.83	20,967	0.00%	8.30%	06/08/06

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	1.30%	10,396	23.854205	247,988	0.55%	6.38%
	1.30%	926,596	23.85	22,099,315	0.55%	6.38%
2006	1.30%	10,128	22.424260	227,113	0.11%	7.78%
	1.30%	1,051,851	22.42	23,582,499	0.11%	7.78%
2005	1.30%	11,469	20.804638	238,608	0.00%	2.27%
	1.30%	1,209,055	20.80	25,148,344	0.00%	2.27%
2004	1.30%	11,970	20.342381	243,498	0.38%	4.83%
	1.30%	1,399,512	20.34	28,469,396	0.38%	4.83%
2003	1.30%	13,643	19.405114	264,744	0.11%	24.37%
	1.30%	1,539,953	19.41	29,890,488	0.11%	24.37%

Wells Fargo AVT – Opportunity FundSM
2007	1.30%	13,680	31.871542	436,003	0.62%	5.24%
	1.30%	994,064	31.87	31,680,820	0.62%	5.24%
2006	1.30%	14,003	30.284724	424,077	0.00%	10.76%
	1.30%	1,147,654	30.28	34,750,963	0.00%	10.76%
2005	1.30%	15,971	27.341650	436,674	0.00%	6.49%
	1.30%	1,352,035	27.34	36,964,637	0.00%	6.49%
2004	1.30%	17,147	25.676197	440,270	0.00%	16.68%
	1.30%	1,554,663	25.68	39,917,873	0.00%	16.68%
2003	1.30%	19,661	222.004891	432,638	0.08%	35.23%
	1.30%	1,629,468	22.00	35,848,296	0.08%	35.23%

(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Contract Owners’ Equity

2007 Reserves for annuity contracts in payout phase:	329,169

2007 Contract owners’ equity	$595,938,388

2006 Reserves for annuity contracts in payout phase:	399,932

2006 Contract owners’ equity	$634,994,120

2005 Reserves for annuity contracts in payout phase:	439,260

2005 Contract owners’ equity	$642,652,380

2004 Reserves for annuity contracts in payout phase:	341,469

2004 Contract owners’ equity	$687,491,626

2003 Reserves for annuity contracts in payout phase:	371,700

2003 Contract owners’ equity	$692,411,487

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the sub- accounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company